Material accounting policies - Property plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Furniture, fittings and equipment | Minimum
Disclosure Of Material Accounting Policy [Line Items]
Estimated useful life	3 years
Furniture, fittings and equipment | Maximum
Disclosure Of Material Accounting Policy [Line Items]
Estimated useful life	5 years
Leasehold improvements
Disclosure Of Material Accounting Policy [Line Items]
Estimated useful life	5 years